Allowance for Doubtful Accounts - Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Beginning of period	$ 2.6	$ 1.8	$ 1.3
Provision for doubtful accounts	0.3	1.4	0.8
Accounts written off	(0.5)	(0.6)	(0.3)
End of period	$ 2.4	$ 2.6	$ 1.8